Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Reckoner Yield Enhanced AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Reckoner Yield Enhanced AAA CLO ETF
Class Name	Reckoner Yield Enhanced AAA CLO ETF
Trading Symbol	RAAA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO ETF for the period of July 8, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/raaa/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/raaa/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**,***
Reckoner Yield Enhanced AAA CLO ETF	$423	4.13%
[1],[2],[3]
Expenses Paid, Amount	$ 423
Expense Ratio, Percent	4.13%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
WHAT FACTORS INFLUENCED PERFORMANCE
For the reporting period ending June 30, 2026, the Reckoner Yield Enhanced AAA CLO ETF returned 5.29% on a NAV basis and 5.48% on a market value basis. Its performance benchmark, the J.P. Morgan CLOIE AAA Index, returned 4.99%.
PERFORMANCE
TOP CONTRIBUTORS TO PERFORMANCE
Spreads on AAA  collateralized loan obligations (CLOs) remained stable as the asset class was largely insulated from macroeconomic volatility surrounding the Iran conflict and continued AI disruption. The Fund’s leverage strategy benefited from favorable financing rates on its repurchase agreements, driving outperformance relative to the benchmark.
TOP DETRACTORS FROM PERFORMANCE
The Fund’s overweight to large higher-tiered managers detracted from returns as lower tiered managers traded at slightly wider spreads, generating higher yields relative to the Fund’s holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (07/08/2025)
Reckoner Yield Enhanced AAA CLO ETF NAV	5.29%
Bloomberg US Aggregate Bond Index	4.61%
JP Morgan CLOIE AAA Total Return Index	4.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://reckoner.com/raaa/ for more recent performance information.
Net Assets	$ 35,131,287
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 89,507
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,131,287
Number of Holdings	37
Net Advisory Fee	$89,507
Portfolio Turnover	25%
Effective Duration	0.04

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of total portfolio* as of June 30, 2026)

Sector Breakdown	(%)
Collateralized Loan Obligations	99.6%
Cash & Other	0.4%

Credit Breakdown	(%)
AAA	99.6%
Cash & Other	0.4%
[4]
Updated Prospectus Web Address	https://reckoner.com/raaa/
Reckoner BBB-B CLO ETF
Shareholder Report [Line Items]
Fund Name	Reckoner BBB-B CLO ETF
Class Name	Reckoner BBB-B CLO ETF
Trading Symbol	RCLO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reckoner BBB-B CLO ETF for the period of October 21, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/rclo/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/rclo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Reckoner BBB-B CLO ETF	$51	0.50%
[5],[6]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
WHAT FACTORS INFLUENCED PERFORMANCE
For the reporting period ending June 30, 2026, the Reckoner BBB-B CLO ETF returned 4.24% on a NAV basis and 4.05% on a market value basis. Its performance benchmark, the JP Morgan CLO High Quality Mezzanine Index, returned 4.10%.
PERFORMANCE
TOP CONTRIBUTORS TO PERFORMANCE
The Fund’s overweight to large higher-tiered managers and high-quality collateralized loan obligations (CLOs) contributed to returns relative to the benchmark, as mezzanine CLO spreads widened during the period. Lower-tiered managers and CLOs widened at a greater magnitude relative to the Fund’s holdings.
TOP DETRACTORS FROM PERFORMANCE
The Fund’s allocation to BB  CLOs detracted from performance, as BB CLO spreads widened by a larger magnitude than BBB CLOs due to declines in leverage loan prices and macroeconomic volatility more acutely impacting BB CLOs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (10/21/2025)
Reckoner BBB-B CLO ETF NAV	4.24%
Bloomberg U.S. Corporate High Yield Index	3.21%
JP Morgan CLO High Quality Mezzanine Index Total Return	4.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://reckoner.com/rclo/ for more recent performance information.
Net Assets	$ 30,003,004
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 95,424
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$30,003,004
Number of Holdings	26
Net Advisory Fee	$95,424
Portfolio Turnover	20%
Effective Duration	-0.01

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Sector Breakdown	(%)
Collateralized Loan Obligations	97.4%
Cash & Other	2.6%

Credit Breakdown	(%)
BBB	54.6%
BB	42.8%
Cash & Other	2.6%

Updated Prospectus Web Address	https://reckoner.com/rclo/

[1]
***	Annualized

[2]
**	Includes 3.82% of interest expense related to borrowing costs charged to the Fund on reverse repurchase agreements.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[4]
*	Includes Money Market Deposit Account

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.